Summary of Derivative Instruments (Parenthetical) (Detail) - Interest Rate Swap - Designated as Hedging Instrument - SOFR - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	Feb. 28, 2022	Sep. 30, 2023
Derivative [Line Items]
Derivative term		December 31, 2033
Fixed interest rate on derivative contracts	1.96%
Minimum
Derivative [Line Items]
Fixed interest rate on derivative contracts		0.12%
Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts		3.84%
Forward Contracts
Derivative [Line Items]
Derivative term	, 2034
Initial notional amount	$ 100,000